June 10, 2009

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the EQ/Common Stock Index II Portfolio and the EQ/Small Company Index II Portfolio, each a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios scheduled to be held on September 10, 2009 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of the EQ/Common Stock Index II Portfolio into the EQ/Common Stock Index Portfolio and the EQ/Small Company Index II Portfolio into the EQ/Small Company Index Portfolio. Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Andrea Ottomanelli Magovern, Esq.
K&L Gates, LLP